CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net (loss)	$ 7,326,312	$ (2,202,471)
Adjustments to reconcile net (loss) to cash provided (used) by operating activities:
Depreciation, depletion and amortization	3,617,165	1,786,808
Gain on acquisition of assets at fair market value	(22,238,000)
Unrealized loss on derivative contracts	6,847,088
Stock issued for compensation	50,748	17,366
Change in assets and liabilities:
(Increase) decrease in accounts receivable - trade	(2,954,363)	1,878,716
(Increase) decrease in other prepaid expenses	(387,962)	1,089
Increase (decrease) in accounts payable and accrued liabilities	2,225,472	(704,507)
Increase (decrease) in due to affiliates	557,420	(29,674)
Net cash provided (used) by operating activities	(4,956,120)	747,327
Cash flows from investing activities:
Acquisition and development of oil and gas properties	(9,906,102)	(211,609)
Prepaid drilling costs	(2,964,342)
Increase (decrease) in capital portion of due to affiliates		1,602
Purchase of office equipment	(7,260)	(1,807)
Decrease (increase) in deposit on proposed acquisitions	2,300,000
Reimbursement of advances undevelopment costs		10,079,583
Net cash paid for acquisitions of properties	(59,581,284)
Net cash provided (used) by investing activities	(70,158,988)	9,867,769
Cash flows from financing activities:
Proceeds from long-term debt	71,418,321
Proceeds from derivative contracts	35,091,536
Increase in restricted cash	(5,000,000)
Repayment of advances from affiliates	(2,000,000)
Payment of long-term debt	(5,000,000)	(9,134,890)
Loan costs incurred and other	(4,380,663)
Net cash provided (used) by financing activities	90,129,194	(9,134,890)
Net increase (decrease) in cash and cash equivalents	15,014,086	1,480,206
Cash and cash equivalents:
Beginning of year	260,576	275,527
End of year	15,274,662	1,755,733
Other information:
Cash interest paid on debt	3,730,961	844,317
Non-cash investing and financing activities:
Issuance of preferred stock in connection with acquisition of properties	708,000
Note payable and accrued interest due to affiliate converted to preferred stock	2,114,986
Increase in prepaid drilling credit for acquisition and development of oil and gas properties		562,325
Fair value of warrants issued in connection with debt	7,107,686
Fair value of change in warrant exercise price	56,244
Forgiveness of accrued dividends	243,000
Preferred stock dividends accrued	621,589	453,300
Conversion of accrued dividend to preferred stock	$ 235,500	$ 217,100